CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,040,519)	$ (475,822)	$ (4,055,905)	$ (1,218,707)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,346	3,923	25,728	9,207
Amortization of debt discount	80,913		94,324
Derivative warrant valuation expense, net	12,839,860
Loss on write down of intangible assets			11,600
Loss on extinguishment of 14% debenture	571,122
Common shares issued in lieu of cash compensation to employees		129,066	129,065
Changes in operating assets and liabilities:
Receivable due from credit card clearing house	73,134		(123,134)
Prepaid expenses	103,961		(119,354)
Security deposits			(11,187)	(19,600)
Security deposits and other	(4,526)	(12,166)
Accounts payable	(404,686)	(55,806)	482,633	67,584
Accrued expenses	355,639	149,689	320,568	21,591
Unearned revenue	82,327	(94,616)	30,987	94,616
Net cash used in operating activities	(1,820,968)	(258,301)	(2,082,243)	(1,045,309)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(87,653)	(13,000)	(97,956)	(61,166)
Net cash used in investing activities	(87,653)	(13,000)	(97,956)	(61,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible debentures			1,250,000
Proceeds from issuance of common stock	500,000		2,270,000
Proceeds from issuance of LLC membership units				1,195,500
Proceeds from issuance of debt		750,000
Other				(10,000)
Net cash provided by financing activities	500,000	750,000	3,520,000	1,185,500
Net change in cash and cash equivalents	(1,408,621)	478,699	1,339,801	79,025
Cash and cash equivalents at beginning of period	1,511,057	171,256	171,256	92,231
Cash and cash equivalents at end of period	102,436	649,956	1,511,057	171,256
Cash paid during the year for:
Income taxes	800
Interest expense		1,794	3,947	8,644
Non-cash transactions:
Surrender of LLC membership units for common stock shares			(1,195,000)
Deferred financing fees	843,957
Common shares issued			1,195,000
Conversion of 8% convertible debentures to 1.3 million shares of common stock	525,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with the $1,000,000 aggregate face amount, 8% convertible debentures			790,131
Derivative warrant valuation APIC component	470,000
Extinguishment of 14% debenture exchanged for 14% convertible debenture	250,000
Convertible Debt
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	325,399
Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees	169,062		885,000
Common Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees		97,431	247,432
Debentures
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	350,000
Derivative Financial Instruments, Liabilities
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	342,632
Services rendered by non-employees in 2010
Non-cash transactions:
Common shares issued	298,824
In lieu of 2011 interest paid in cash | Period Issuance01
Non-cash transactions:
Common shares issued	157,062
In lieu of 2011 interest paid in cash | Period Issuance02
Non-cash transactions:
Common shares issued	$ 73,442